Property, Plant and Equipment, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation	$ 110.6	$ 118.0	$ 122.1
Land	28.5	32.4
Buildings and Improvements, Gross	381.0	370.0
Machinery and Equipment, Gross	1,743.4	1,709.8
Property, Plant and Equipment, Gross	2,152.9	2,112.2
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(1,601.5)	(1,582.9)
Property, Plant and Equipment, Net	$ 551.4	$ 529.3